INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES, NET
Schedule of Inventory, Net

	December 31,
	2018	2017
	$	$

Raw materials, parts and supplies	1,105	1,707
Finished products	2,064	3,169

	3,169	4,876